RELATED PARTY TRANSACTIONS (Details) (USD $)	9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended					9 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended							9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012 assets vessels	Sep. 30, 2011	Dec. 31, 2011 vessels	Mar. 31, 2012 Frontline Charterers [Member]	Dec. 31, 2011 Frontline Charterers [Member]	Sep. 30, 2012 Frontline Charterers [Member] vessels	Sep. 30, 2011 Frontline Charterers [Member]	Sep. 30, 2012 Frontline Ltd [Member]	Dec. 31, 2011 Frontline Ltd [Member]	Sep. 30, 2012 Seadrill [Member]	Dec. 31, 2011 Seadrill [Member]	Sep. 30, 2012 SFL West Polaris [Member]	Sep. 30, 2011 SFL West Polaris [Member]	Dec. 31, 2011 SFL West Polaris [Member]	Dec. 31, 2010 SFL West Polaris [Member]	Sep. 30, 2012 SFL Deepwater [Member]	Sep. 30, 2011 SFL Deepwater [Member]	Dec. 31, 2011 SFL Deepwater [Member]	Dec. 31, 2010 SFL Deepwater [Member]	Sep. 30, 2012 Frontline Management [Member] vessels carriers	Sep. 30, 2011 Frontline Management [Member]	Dec. 31, 2011 Frontline Management [Member]	Sep. 30, 2012 Bluelot [Member]	Dec. 31, 2011 Bluelot [Member]	Sep. 30, 2012 Corte Real [Member]	Dec. 31, 2011 Corte Real [Member]	Sep. 30, 2012 Deep Sea [Member] vessels	Dec. 31, 2011 Deep Sea [Member]	Sep. 30, 2012 Golar Management UK Limited [Member]	Sep. 30, 2011 Golar Management UK Limited [Member]	Dec. 31, 2011 Golar Management UK Limited [Member]	Sep. 30, 2012 Seadrill Management (S) Pte Ltd [Member]	Sep. 30, 2011 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2011 Seadrill Management (S) Pte Ltd [Member]	Sep. 30, 2012 Other related parties [Member]	Dec. 31, 2011 Other related parties [Member]	Sep. 30, 2012 Frontline Charterers, Deep Sea and Seadrill [Member] vessels	Sep. 30, 2011 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2011 Frontline Charterers, Deep Sea and Seadrill [Member]	Sep. 30, 2012 Golden Ocean [Member] vessels carriers	Sep. 30, 2011 Golden Ocean [Member]	Dec. 31, 2011 Golden Ocean [Member]	Sep. 30, 2012 Frontline Management AS [Member]	Sep. 30, 2011 Frontline Management AS [Member]	Dec. 31, 2011 Frontline Management AS [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	$ 41,195,000		$ 9,775,000		$ 8,356,000	$ 39,943,000		$ 708,000	$ 1,206,000	$ 200,000	$ 213,000																								$ 344,000	$ 0
Loans to related parties	235,163,000		274,184,000									71,456,000		84,621,000		163,707,000		189,563,000
Due to related parties	7,495,000		4,421,000												145,000,000				290,000,000	776,000		944,000	3,243,000	1,731,000	3,197,000	1,686,000	0	0	51,000		53,000				228,000	7,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	29		28			27																					2
Number of vessels leased to related parties classified as operating leases						2																					4										2
Combined balance of net investments in direct financing leases																																					1,252,200,000		1,301,400,000
Combined balance of net investments in direct financing leases, short-term maturities																																					52,800,000		54,400,000
Net book value of assets leased under operating leases																																					144,200,000		166,300,000
Compensation payment received					106,000,000
Agreed temporary reduction in daily time charter rates					6,500
Percent of earnings to be paid					100.00%
Maximum daily amount to which temporary earnings-related 100% payment applies					6,500
Accrued revenues	40,100,000	0
Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					25.00%
Agreed termination fee				9,200,000
Accrued profit share agreement						0	800,000
Profit share to be accumulated						50,000,000
Non-refundable advance relating to the profit sharing agreement					50,000,000
Lease termination fees paid				400,000
Leasing contracts and profit sharing agreements					8,400,000
Daily vessel management fee																						6,500
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party																				6																				6
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party																				10																				10
Management fees paid, vessels	50,605,000	54,087,000	71,283,000																	50,000,000	53,800,000	71,100,000																		400,000	100,000	200,000
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)																				1.00%
Term of lease/charter																				5 years
Commissions paid for sales-type leases on Suezmax tankers																				93,000	93,000	124,000
Administrative expenses - related parties	354,000	386,000	504,000																	400,000	400,000	500,000
Management fees paid, supervision of newbuildings																				1,400,000	2,400,000	3,100,000
Management fees paid, provision of office facilities																													154,000	81,000	115,000	13,000	32,000	40,000									300,000	300,000	500,000
Leasing revenues earned from related parties [Abstract]
Operating lease income																																					15,900,000	16,700,000	21,900,000
Direct financing lease interest income	44,695,000	74,219,000	97,757,000																																		44,700,000	74,200,000	97,800,000
Finance lease service revenue	49,420,000	53,073,000	69,992,000																																		49,400,000	53,100,000	70,000,000
Direct financing lease repayments																																					40,100,000	71,300,000	199,500,000
Related party loans [Abstract]
Interest income, related party loans	14,681,000	14,681,000	19,575,000									4,900,000	4,900,000	6,500,000		9,800,000	9,800,000	13,100,000
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties										133,100,000
Gain on disposal of investment in equity method investee	$ 0	$ 4,064,000	$ 4,064,000